Kinetics Global Portfolio
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 76.8%	Shares	Value
Accommodation - 0.2%
Civeo Corp.	5,400	$142,884

Administrative and Support Services - 0.0% (a)
RB Global, Inc.	200	19,170

Aerospace and Defense - 0.2%
Booz Allen Hamilton Holding Corp.	1,600	124,848
Elbit Systems Ltd.	10	8,491
		133,339

Agencies, Brokerages, and Other Insurance Related Activities - 0.0% (a)
Brookfield Wealth Solutions Ltd.	348	14,407

Architectural, Engineering, and Related Services - 0.0% (a)
Sumitomo Corp. - ADR	600	22,428

Asset Management - 4.4%
Investor AB (b)	67,200	2,515,035

Business Support Services - 0.0% (a)
Circle Internet Group, Inc. (b)	100	9,541
Fermi, Inc. (b)(c)	1,800	10,512
		20,053

Chemical Manufacturing - 0.1%
Resonac Holdings Corp.	600	37,057

Computer Systems Design and Related Services - 1.6%
CACI International, Inc. - Class A (b)	100	54,387
Miami International Holdings, Inc. (b)	21,800	848,456
		902,843

Data Center Infrastructure - 1.1%
Bolt Data & Energy Inc. (b)(d)	120,000	600,000

Diversified Real Estate Activities - 1.1%
PrairieSky Royalty Ltd.	27,200	629,603

Electric Power Generation, Transmission and Distribution - 6.8%
Hawaiian Electric Industries, Inc. (b)	260,000	3,858,400

Entertainment - 1.1%
IG Port, Inc.	83,200	647,440

Financial Services - 4.4%
Euronext NV (d)	15,520	2,484,535
Kinnevik AB (b)	200	1,060
Value Partners Group Ltd.	10,000	2,512
		2,488,107

Funds, Trusts, and Other Financial Vehicles - 1.2%
Mesabi Trust (c)	20,918	658,917

Global Exchanges - 1.0%
ASX Ltd.	800	28,868
B3 SA - Brasil Bolsa Balcao - ADR	100	1,078
B3 SA - Brasil Bolsa Balcao	30,000	106,567
Deutsche Boerse AG	600	174,141
Euronext NV (e)	1,120	179,296
Japan Exchange Group, Inc. - ADR (c)	4,000	46,560
NZX Ltd.	38,000	28,606
		565,116

Hospitality and Tourism - 0.4%
Carnival Corp.	4,200	108,696
Norwegian Cruise Line Holdings Ltd. (b)	2,000	37,400
Royal Caribbean Cruises Ltd.	200	55,036
		201,132

Insurance Carriers - 0.0% (a)
Fairfax Financial Holdings Limited	4	6,808

Legal Services - 0.1%
CRA International, Inc.	220	35,614

Live Sports (Spectator Sports) - 0.2%
BIGLEAGUE (b)(d)	1,818	111,116

Management of Companies and Enterprises - 11.0%
Associated Capital Group, Inc. - Class A	13,300	522,690
Fairfax India Holdings Corp. (b)(e)	157,200	2,523,060
Valterra Platinum Ltd. - ADR	736	10,407
White Mountains Insurance Group Ltd.	1,464	3,216,350
		6,272,507

Media - 1.8%
AlphaPolis Co. Ltd.	36,400	261,466
Nippon BS Broadcasting Corp.	2,000	11,594
Nippon Television Holdings, Inc.	25,000	497,307
Toei Animation Co. Ltd.	14,000	228,915
		999,282

Mining (except Oil and Gas) - 2.9%
Franco-Nevada Corp.	2,400	592,920
Wheaton Precious Metals Corp.	8,000	1,048,080
		1,641,000

Miscellaneous Durable Goods Merchant Wholesalers - 0.8%
ITOCHU Corp. - ADR	600	7,650
Mitsui & Co. Ltd. - ADR (c)	600	465,186
		472,836

Motor Vehicle and Parts Dealers - 0.0% (a)
AutoNation, Inc. (b)	40	7,810
Penske Automotive Group, Inc.	30	4,486
		12,296

Nondepository Credit Intermediation - 0.0% (a)
Burford Capital Ltd.	1,800	8,136

Nonmetallic Mineral Mining and Quarrying - 0.1%
Anglo American PLC - ADR	2,113	45,683

Nonmetallic Mineral Product Manufacturing - 0.1%
Eagle Materials, Inc.	418	79,190

Offices of Real Estate Agents and Brokers - 4.3%
Aztec Land and Cattle Co. Ltd.	4	7,900
Landbridge Co. LLC - Class A	35,400	2,444,370
		2,452,270

Oil and Gas Extraction - 23.4%
EQT Corp.	12	764
Permian Basin Royalty Trust	40,000	860,800
Texas Pacific Land Corp.	25,902	12,292,053
Western Midstream Partners LP	3,500	144,095
		13,297,712

Other Crop Farming - 0.1%
J G Boswell Co.	54	29,700

Other Financial Investment Activities - 1.1%
GAMCO Investors, Inc. - Class A	25,000	600,000

Other Investment Pools and Funds - 2.2%
Partners Value Investments LP	21,930	270,834
Urbana Corp.	82,760	571,723
Urbana Corp. - Class A	64,000	397,958
		1,240,515

Pharmaceutical and Medicine Manufacturing - 1.7%
Galaxy Digital, Inc. - Class A (b)	54,000	996,300

Real Estate - 0.0% (a)
Tejon Ranch Co. (b)	800	15,072

Retail & Wholesale - Staples - 0.1%
Marubeni Corporation	600	21,239
Mitsubishi Corporation	600	20,102
		41,341

Securities and Commodities Exchanges - 0.5%
Cboe Global Markets, Inc.	200	56,214
CME Group, Inc.	200	59,070
Intercontinental Exchange, Inc.	500	78,640
TXSE Group, Inc. (b)(d)	4,350	100,050
		293,974

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.5%
Brookfield Asset Management Ltd. - Class A	400	17,780
Brookfield Corp.	6,000	242,820
OTC Markets Group, Inc. - Class A	400	21,412
		282,012

Support Activities for Mining - 0.0% (a)
Core Laboratories, Inc.	200	3,358
Liberty Energy, Inc.	200	5,760
		9,118

Support Activities for Water Transportation - 1.4%
Clarkson PLC	9,000	549,158
Siem Industries, Inc. (b)(d)	5,500	253,000
		802,158

Technology Services and Software - 0.9%
SB Technology, Inc. (b)(d)	29,053	500,002

Water, Sewage and Other Systems - 0.0% (a)
Pure Cycle Corp. (b)	800	8,048
WaterBridge Infrastructure LLC - Class A	400	10,716
		18,764
TOTAL COMMON STOCKS (Cost $27,066,064)		43,719,337

UNIT INVESTMENT TRUSTS - 15.9%	Shares	Value
Grayscale Bitcoin Mini Trust ETF (b)	30,704	920,813
Grayscale Bitcoin Trust ETF (b)	153,520	8,099,715
Grayscale Ethereum Classic Trust (b)	24	106
TOTAL UNIT INVESTMENT TRUSTS (Cost $493,294)		9,020,634

WARRANTS - 0.1%	Contracts	Value
Other Investment Pools and Funds - 0.1%
Partners Value Investments LP, Expires 06/30/2026, Exercise Price $2.93 (b)	3,996	76,840
TOTAL WARRANTS (Cost $30,925)		76,840

PREFERRED STOCKS - 0.0% (a)	Shares	Value
Financial Services - 0.0% (a)
Partners Value Investments LP, Series 1*, 4.50%, Perpetual (b)	515	11,330

Other Investment Pools and Funds - 0.0% (a)
Partners Value Investments LP, Series 1*, 0.16%, 11/27/2030 (b)	2,193	1,645
TOTAL PREFERRED STOCKS (Cost $12,301)		12,975

CONVERTIBLE BONDS - 0.0% (a)	Par	Value
Department Stores - 0.0% (a)
Sears Holdings Corp., 8.00%, 12/15/2019 (d)(f)	41,080	0
TOTAL CONVERTIBLE BONDS (Cost $41,080)		0

TOTAL INVESTMENTS - 92.8% (Cost $27,643,664)		52,829,786
Money Market Deposit Account - 9.4% (g)(h)		5,333,485
Liabilities in Excess of Other Assets - (2.2)%		(1,248,293)
TOTAL NET ASSETS - 100.0%		$56,914,978

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of March 31, 2026. The fair value of these securities was $1,144,337.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $4,048,703 or 7.1% of net assets as of March 31, 2026.

(e)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $2,702,356 or 4.7% of the Fund’s net assets.

(f)	Issuer is currently in default.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of March 31, 2026 was 3.49%.

(h)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of March 31, 2026 is $1,191,614 which represented 2.1% of net assets.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Kinetics Global Portfolio (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$39,147,944	$522,690	$4,048,703	$43,719,337
Unit Investment Trusts	9,020,634	–	–	9,020,634
Warrants	76,840	–	–	76,840
Preferred Stocks	–	12,975	–	12,975
Convertible Bonds	–	–	0	0
Total Investments	$48,245,418	$535,665	$4,048,703	$52,829,786

Refer to the Schedule of Investments for further disaggregation of investment categories.